OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
OPERATING SEGMENTS [Text Block]
NOTE 8:-	OPERATING SEGMENTS

a.	Reporting operating segments:

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker ("CODM"), who is responsible for allocating resources and assessing performance of the operating segments. The Company's Chief Executive Officer is the CODM. The Company has determined that it operates in two operating segments (after the reclassification of the operating activities of the Trichome Group in Canada as discontinued operations).

Six months ended June 30, 2024:

	Israel	Germany	Adjustments	Total

Revenue	$22,153	$4,660	$-	$26,813

Segment gain (loss)	$(7,332)	$351	$-	$(6,981)

Unallocated corporate expenses			$(1,518)	$(1,518)

Total operating loss				$(8,499)

Depreciation, amortization and impairment	$1,118	$73	$-	$1,191

Six months ended June 30, 2023:

	Israel	Germany	Adjustments	Total

Revenue	$23,109	$2,627	$-	$25,736

Segment loss	$(1,842)	$(767)	$-	$(2,609)

Unallocated corporate expenses			$(2,759)	$(2,759)

Total operating loss				$(5,368)

Depreciation, amortization and impairment	$1,509	$78	$-	$1,587

Three months ended June 30, 2024:

	Israel	Germany	Adjustments	Total

Revenue	$11,242	$3,508	$-	$14,750

Segment gain (loss)	$(2,824)	$667	$-	$(2,157)

Unallocated corporate expenses			$(712)	$(712)

Total operating loss				$(2,869)

Depreciation, amortization and impairment	$463	$48	$-	$511

Three months ended June 30, 2023:

	Israel	Germany	Adjustments	Total

Revenue	$11,672	$1,535	$-	$13,207

Segment loss	$(225)	$(210)	$-	$(435)

Unallocated corporate expenses			$(1,317)	$(1,317)

Total operating loss				$(1,752)

Depreciation, amortization and impairment	$729	$49	$-	$778